SUBSIDIARIES - Narrative (Details) - Subsidiaries with material non-controlling interests	12 Months Ended
Dec. 31, 2017
Brookfield Renewable Partners L.P. (“BEP”)
Disclosure of subsidiaries [line items]
Decrease in proportion of ownership interest in subsidiary	6.90%
Brookfield Business Partners L.P. (“BBU”)
Disclosure of subsidiaries [line items]
Decrease in proportion of ownership interest in subsidiary	1.10%